LICENSE REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Abstract]
Schedule of License and Grant Revenue
The following table summarizes the total revenue recorded in the Company’s consolidated statements of operations (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
License fee revenue
Regeneron Pharmaceuticals, Inc.	$200	$—
Phylaxis BioScience, LLC	—	1,634
Other	—	166
Total license fee revenue	$200	$1,800